SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at January 1, 2017	6,028,888
Granted	1,768,300
Exercised	(693,166)
Expired	(58,700)
Forfeited	(496,279)
Outstanding at December 31, 2017	6,549,043	6,028,888
Exercisable at December 31, 2017	2,090,022
Vested and expected to vest at December 31, 2017	5,996,960
Weighted-average exercise price
Outstanding at January 1, 2017	$ 14.33
Granted	16.22
Exercised	15.56
Expired	19.12
Forfeited	14.46
Outstanding at December 31, 2017	14.66	$ 14.33
Exercisable at December 31, 2017	15.00
Vested and expected to vest at December 31, 2017	$ 14.63
Weighted- average remaining contractual term (in years)
Outstanding	3 years 29 days	3 years 3 months 8 days
Exercisable at December 31	1 year 4 months 13 days
Vested and expected to vest at December 31	2 years 11 months 23 days
Aggregate intrinsic value
Outstanding at January 1	$ 5,070
Outstanding at December 31, 2017	31,202	$ 5,070
Exercisable at December 31, 2017	9,267
Vested and expected to vest at December 31, 2017	$ 28,744